POWER OF ATTORNEY

Capital Appreciation Variable Account
Global Governments Variable Account
Government Securities Variable Account
High Yield Variable Account
Money Market Variable Account
Total Return Variable Account

The undersigned, Managers and officers of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account and Total Return Variable Account (each, the “Registrant”), hereby severally constitute and appoint Tracy A. Atkinson, Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Ellen M. Moynihan, Susan S. Newton, Susan A. Pereira, and James O. Yost, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 24th day of May, 2006.

Signatures	Title(s)

J. KERMIT BIRCHFIELD	Trustee
J. Kermit Birchfield

ROBERT C. BISHOP	Trustee
Robert C. Bishop

FREDERICK H. DULLES	Trustee
Frederick H. Dulles

DAVID D. HORN	Trustee
David D. Horn

MARCIA A. KEAN	Trustee
Marcia A. Kean

C. JAMES PRIEUR	Trustee
C. James Prieur

RONALD G. STEINHART	Trustee
Ronald G. Steinhart

HAVILAND WRIGHT	Trustee
Haviland Wright

MASSACHUSETTS FINANCIAL SERVICES COMPANY

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

February 28, 2007

VIA EDGAR
United States Securities & Exchange Commission
100 F Street
Washington, D.C.  20549

Re:                               High Yield Market Variable Account (the “Variable Account”) (File Nos. 33-19631 and 811-3562); Post-Effective Amendment No. 26 to the Registration Statement on Form N-3

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 26 to the Registration Statement of the Trust (the “Amendment”).

MFS has recently completed a review of all of the disclosure contained in prospectuses and statements of additional information for the funds advised by MFS.  As a result of this review, we have significantly revised both the organization of the documents as well as the disclosure to more clearly and concisely present the information.  In particular, the investment disclosure has been revised to standardize investment objectives by fund type and to consistently present each fund’s investment strategies and risks.  This Amendment is being filed for the purpose of filing these revisions.  Because the nature of the language reorganization will result in a wholly marked new document, this Amendment has not been marked against the last Post-Effective Amendment.

The Variable Account intends to file an amendment under Rule 485(b) for the purpose of updating the Variable Account’s financial and other information on or before April 30, 2007.

If you have any questions concerning the foregoing, please call the undersigned or Claudia Murphy at (617) 954-5000.

Sincerely,

SUSAN A. PEREIRA

Susan A. Pereira

Counsel

SAP/bjn
enclosures